Summary of Significant Accounting Policies (Tables)	6 Months Ended
Apr. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rate	Exchange rate used for the translation as follows: US$ to RMB
	Period End	Average
April 30, 2026	6.8273	6.9555
October 31, 2025	7.1169	7.2153
April 30, 2025	7.2706	7.2682

Schedule of Estimated Useful Lives for Property, Plant, and Equipment	The estimated useful lives for major categories of PP&E are as follows:
Category	Estimated useful lives
Furniture & Fixtures	5 years
Vehicles	4 years
Office equipment and computers	3 years

Schedule of Loss Rate Matrix

Following the process above, the loss rate matrix approved by management for the six months end April 30, 2026 assessment is as follows:

Aging Bucket	Final Applicable Loss Rate (Lifetime)
0-90 Days	0%
90-180 Days	10%
180-360 Days	30%
360-540 Days	100%
540-720 Days	100%
Over 720 Days	100%